Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis Of Accounting	Basis Of Accounting The accompanying financial statements of the Plan are prepared on the accrual basis of accounting, except benefits, which are recorded when paid.
Estimates And Assumptions
Estimates And Assumptions
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions to and deductions from net assets during the reporting period. Actual results could differ from those estimates.

Risks And Uncertainties
Risks And Uncertainties
The Plan, through the Gardner Denver, Inc. Master Trust (the “Master Trust”), invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits.
The Plan’s exposure to a concentration of credit risk is limited by the opportunity to diversify investments across multiple participant-directed fund elections including active and passively managed funds covering multiple asset classes. Additionally, the investments within each participant-directed fund election are further diversified into varied financial instruments.

Investment Valuation And Income Recognition
Investment Valuation And Income Recognition
Investments in the Master Trust are recorded at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for discussion of fair value measurements.
Purchases and sales of securities are reflected on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income on investments is recorded as earned on the accrual basis. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Valuation of Notes Receivable From Participants
Valuation of Notes Receivable From Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable are recorded as a distribution based upon the terms of the Plan Document.

Contributions Receivable And Credit Loss Policy
Contributions Receivable And Credit Loss Policy
The Plan provides an allowance for credit losses on the Company contributions receivable based on historical experience, current conditions and reasonable and supportable forecasts. The Company has concluded that no allowance for expected credit losses was necessary at December 31, 2025 and 2024.